Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Jun. 30, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Financial assets and liabilities	$ (1,775,827)	$ (297,076)
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	415,858	351,269
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	82,756	75,482
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	129,227	129,240
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(1,518,084)	(450,408)
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (885,584)	$ (402,659)